Prospectus Supplement Supplement dated December 1, 2020
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund ■ Focused International Growth Fund ■ Global Small Cap Fund ■ International Growth Fund ■ International Opportunities Fund ■ International Value Fund
(Prospectuses dated April 1, 2020)

Global Real Estate Fund ■ Real Estate Fund ■ AC Alternatives Income Fund ■ Growth Fund ■ Heritage Fund ■ Select Fund ■ Small Cap Growth Fund ■ Sustainable Equity Fund ■ Ultra Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund ■ International Bond Fund
(Prospectuses dated March 1, 2020)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2020)

One Choice® In Retirement Portfolio ■ One Choice® 2025 Portfolio ■ One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio ■ One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio ■ One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio ■ One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio ■ Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund
(Prospectuses dated December 1, 2020)

Disciplined Growth Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Discplined Core Value Fund ■ Small Company Fund
(Prospectuses dated November 1, 2020)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2020)

Ginnie Mae Fund ■ Government Bond Fund ■ Inflation-Adjusted Bond Fund ■ Short-Term Government Fund ■ AC Alternatives Market Neutral Value Fund ■ Equity Income Fund ■ Large Company Value Fund ■ Mid Cap Value Fund ■ Small Cap Value Fund ■ Value Fund ■ Core Plus Fund ■ Diversified Bond Fund ■ High-Yield Fund ■ Prime Money Market Fund ■ Short Duration Fund ■ Short Duration Inflation Protection Bond Fund ■ Short Duration Strategic Income Fund ■ Strategic Income Fund ■ U.S. Government Money Market Fund
(Prospectuses dated August 1, 2020)

Effective March 1, 2021, C Class shares will automatically convert to A Class shares after being held for eight years.

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CL-SPL-96776 2011